American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2024

Short Duration - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 37.9%
Aerospace and Defense — 1.1%
Boeing Co., 2.20%, 2/4/26	3,460,000	3,357,450
Boeing Co., 6.30%, 5/1/29	3,981,000	4,128,569
RTX Corp., 5.75%, 11/8/26	3,850,000	3,921,682
TransDigm, Inc., 6.75%, 8/15/28(1)	1,842,000	1,860,372
		13,268,073
Automobiles — 2.8%
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	2,000,000	1,999,312
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	3,150,000	3,146,863
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	3,670,000	3,705,530
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	3,018,532
General Motors Financial Co., Inc., 5.35%, 7/15/27	3,880,000	3,919,536
Hyundai Capital America, 5.95%, 9/21/26(1)	5,000,000	5,094,949
Hyundai Capital America, 4.875%, 11/1/27(1)	3,755,000	3,747,336
Toyota Motor Credit Corp., 4.35%, 10/8/27	4,070,000	4,042,311
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	2,385,000	2,377,277
Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(1)	3,040,000	3,088,844
		34,140,490
Banks — 5.8%
Banco Santander SA, VRN, 6.53%, 11/7/27	4,800,000	4,939,058
Banco Santander SA, VRN, 5.37%, 7/15/28	2,400,000	2,417,171
Bank of America Corp., VRN, 5.93%, 9/15/27	9,875,000	10,053,398
BPCE SA, VRN, 6.61%, 10/19/27(1)	3,225,000	3,306,193
Citibank NA, 4.93%, 8/6/26	2,220,000	2,230,291
Citibank NA, VRN, 4.88%, 11/19/27	3,245,000	3,248,459
Citizens Bank NA, VRN, 5.28%, 1/26/26	3,310,000	3,309,838
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	3,383,000	3,412,530
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	2,155,000	2,226,023
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	2,950,000	2,973,596
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	2,170,000	2,300,370
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	1,104,000	1,094,402
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	3,375,000	3,409,693
National Bank of Canada, VRN, 5.60%, 7/2/27	3,150,000	3,185,784
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	2,470,000	2,482,438
Societe Generale SA, VRN, 5.52%, 1/19/28(1)	6,505,000	6,529,389
Synchrony Bank, 5.40%, 8/22/25	1,912,000	1,914,898
Synchrony Bank, 5.625%, 8/23/27	961,000	968,664
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	3,015,000	3,150,133
U.S. Bank NA, VRN, 4.51%, 10/22/27	3,300,000	3,282,720
Wells Fargo & Co., VRN, 6.30%, 10/23/29	3,430,000	3,570,537
		70,005,585
Biotechnology — 0.3%
AbbVie, Inc., 4.80%, 3/15/27	3,840,000	3,862,636
Building Products — 0.4%
Standard Industries, Inc., 5.00%, 2/15/27(1)	4,500,000	4,407,427
Capital Markets — 1.6%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	3,175,000	3,175,625
Blackstone Private Credit Fund, 4.95%, 9/26/27(1)	2,174,000	2,148,511
Blue Owl Capital Corp., 2.875%, 6/11/28	1,175,000	1,069,159

Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	1,515,000	1,547,096
Charles Schwab Corp., VRN, 6.20%, 11/17/29	677,000	705,887
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,870,000	1,909,160
Morgan Stanley, VRN, 6.41%, 11/1/29	2,380,000	2,486,793
State Street Corp., VRN, 3.03%, 11/1/34	3,615,000	3,261,503
UBS Group AG, VRN, 6.33%, 12/22/27(1)	3,225,000	3,309,741
		19,613,475
Chemicals — 0.1%
Celanese U.S. Holdings LLC, 6.17%, 7/15/27	1,215,000	1,233,510
Commercial Services and Supplies — 0.3%
Veralto Corp., 5.50%, 9/18/26	3,080,000	3,117,147
Construction and Engineering — 0.2%
Quanta Services, Inc., 4.75%, 8/9/27	2,426,000	2,423,695
Consumer Finance — 0.9%
Ally Financial, Inc., VRN, 5.54%, 1/17/31	1,258,000	1,240,751
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	2,000,000	1,993,557
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	1,560,000	1,604,058
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	2,880,000	3,071,961
OneMain Finance Corp., 7.125%, 3/15/26	3,175,000	3,234,411
		11,144,738
Containers and Packaging — 0.4%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	1,045,000	1,041,316
Berry Global, Inc., 4.50%, 2/15/26(1)	800,000	789,104
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	1,334,000	1,320,534
Sonoco Products Co., 4.45%, 9/1/26	1,304,000	1,295,670
		4,446,624
Diversified REITs — 1.7%
CubeSmart LP, 4.00%, 11/15/25	6,780,000	6,734,696
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	5,000,000	5,003,450
Highwoods Realty LP, 4.20%, 4/15/29	1,674,000	1,590,349
Kilroy Realty LP, 4.25%, 8/15/29	3,435,000	3,242,346
Vornado Realty LP, 3.50%, 1/15/25	2,933,000	2,929,798
Vornado Realty LP, 2.15%, 6/1/26	1,622,000	1,545,746
		21,046,385
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 7.30%, 8/15/26	2,015,000	2,069,620
Frontier Communications Holdings LLC, 6.00%, 1/15/30(1)	3,000,000	2,996,467
Sprint Capital Corp., 6.875%, 11/15/28	986,000	1,047,386
		6,113,473
Electric Utilities — 1.0%
Emera, Inc., VRN, 6.75%, 6/15/76	2,485,000	2,507,213
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	953,000	948,581
Monongahela Power Co., 3.55%, 5/15/27(1)	5,272,000	5,117,884
Southern Co., VRN, 4.00%, 1/15/51	3,320,000	3,259,121
		11,832,799
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	4,380,000	4,421,912
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc., 4.60%, 4/6/27	2,384,000	2,373,065
Entertainment — 0.2%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	1,530,000	1,552,255
Warnermedia Holdings, Inc., 3.76%, 3/15/27	1,028,000	990,583
		2,542,838

Financial Services — 0.7%
Antares Holdings LP, 2.75%, 1/15/27(1)	1,091,000	1,023,414
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	3,760,000	3,766,907
Essent Group Ltd., 6.25%, 7/1/29	2,450,000	2,502,800
NMI Holdings, Inc., 6.00%, 8/15/29	1,210,000	1,216,671
		8,509,792
Ground Transportation — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	1,652,000	1,664,521
Health Care Equipment and Supplies — 0.4%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	2,329,000	2,356,468
Solventum Corp., 5.45%, 2/25/27(1)	2,820,000	2,848,230
		5,204,698
Health Care Providers and Services — 2.8%
Cardinal Health, Inc., 4.70%, 11/15/26	4,480,000	4,475,391
Centene Corp., 4.25%, 12/15/27	3,370,000	3,267,042
CVS Health Corp., 5.00%, 2/20/26	5,000,000	4,997,759
HCA, Inc., 5.25%, 6/15/26	5,000,000	5,014,731
HCA, Inc., 5.20%, 6/1/28	1,345,000	1,348,731
Icon Investments Six DAC, 5.81%, 5/8/27	3,280,000	3,336,228
IQVIA, Inc., 5.00%, 5/15/27(1)	3,000,000	2,955,801
IQVIA, Inc., 5.70%, 5/15/28	1,294,000	1,309,528
Tenet Healthcare Corp., 6.25%, 2/1/27	3,000,000	2,999,990
Universal Health Services, Inc., 1.65%, 9/1/26	3,922,000	3,715,383
		33,420,584
Hotels, Restaurants and Leisure — 0.4%
Hyatt Hotels Corp., 5.75%, 1/30/27	857,000	870,415
Marriott International, Inc., 5.45%, 9/15/26	4,000,000	4,054,088
		4,924,503
Household Durables — 0.2%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	2,205,000	2,192,198
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., 1.375%, 1/15/26	3,245,000	3,127,044
Industrial Conglomerates — 0.2%
Honeywell International, Inc., 4.65%, 7/30/27	2,430,000	2,439,470
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	2,040,000	2,138,859
Insurance — 2.5%
Arthur J Gallagher & Co., 4.60%, 12/15/27	3,140,000	3,128,744
Athene Global Funding, 5.68%, 2/23/26(1)	4,015,000	4,049,493
Athene Global Funding, 5.62%, 5/8/26(1)	3,900,000	3,937,196
Athene Global Funding, 5.35%, 7/9/27(1)	732,000	739,371
CNO Global Funding, 5.875%, 6/4/27(1)	2,510,000	2,557,097
F&G Annuities & Life, Inc., 6.50%, 6/4/29	3,035,000	3,100,780
GA Global Funding Trust, 2.25%, 1/6/27(1)	4,400,000	4,166,084
GA Global Funding Trust, 4.40%, 9/23/27(1)	3,420,000	3,371,950
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	1,530,000	1,451,162
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	3,340,000	3,327,816
		29,829,693
IT Services — 0.2%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	1,212,000	1,240,602
Kyndryl Holdings, Inc., 2.70%, 10/15/28	1,874,000	1,717,576
		2,958,178
Life Sciences Tools and Services — 1.0%
Illumina, Inc., 5.80%, 12/12/25	4,200,000	4,232,900

Illumina, Inc., 4.65%, 9/9/26	2,716,000	2,707,573
Thermo Fisher Scientific, Inc., 5.00%, 12/5/26	4,600,000	4,645,047
		11,585,520
Machinery — 0.4%
CNH Industrial Capital LLC, 3.95%, 5/23/25	4,543,000	4,527,921
Media — 0.9%
Fox Corp., 3.05%, 4/7/25	3,500,000	3,483,661
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	3,500,000	3,365,080
TEGNA, Inc., 4.75%, 3/15/26(1)	4,740,000	4,690,874
		11,539,615
Metals and Mining — 0.3%
Cleveland-Cliffs, Inc., 6.875%, 11/1/29(1)	2,128,000	2,107,614
Newmont Corp./Newcrest Finance Pty. Ltd., 5.30%, 3/15/26	1,530,000	1,541,545
		3,649,159
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	4,999,000	5,009,590
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	2,350,000	2,267,782
		7,277,372
Multi-Utilities — 0.9%
Ameren Corp., 5.70%, 12/1/26	2,310,000	2,348,325
Sempra, 3.30%, 4/1/25	3,006,000	2,994,047
WEC Energy Group, Inc., 4.75%, 1/9/26	5,000,000	5,004,815
		10,347,187
Oil, Gas and Consumable Fuels — 2.1%
Diamondback Energy, Inc., 5.20%, 4/18/27	4,580,000	4,624,674
Enbridge, Inc., 5.90%, 11/15/26	3,000,000	3,060,906
Enbridge, Inc., VRN, 6.00%, 1/15/77	3,095,000	3,070,682
Energy Transfer LP, 5.625%, 5/1/27(1)	3,370,000	3,379,025
Expand Energy Corp., 6.75%, 4/15/29(1)	3,290,000	3,328,661
Petroleos Mexicanos, 4.50%, 1/23/26	1,444,000	1,394,498
Petroleos Mexicanos, 6.50%, 3/13/27	1,736,000	1,679,733
South Bow USA Infrastructure Holdings LLC, 4.91%, 9/1/27(1)	2,390,000	2,382,736
Williams Cos., Inc., 5.40%, 3/2/26	2,000,000	2,014,558
		24,935,473
Passenger Airlines — 1.4%
Air Canada, 3.875%, 8/15/26(1)	8,376,000	8,144,655
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,900,146	2,893,062
Delta Air Lines, Inc., 7.375%, 1/15/26	2,870,000	2,933,947
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	632,000	628,235
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	2,727,500	2,746,655
		17,346,554
Personal Care Products — 0.2%
Kenvue, Inc., 5.50%, 3/22/25	3,000,000	3,005,491
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co., 4.90%, 2/22/27	2,260,000	2,279,332
Zoetis, Inc., 5.40%, 11/14/25	4,167,000	4,190,402
		6,469,734
Semiconductors and Semiconductor Equipment — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	3,415,000	3,362,477
Intel Corp., 4.875%, 2/10/26	3,730,000	3,732,827
ON Semiconductor Corp., 3.875%, 9/1/28(1)	4,020,000	3,773,504
		10,868,808
Software — 0.9%
AppLovin Corp., 5.125%, 12/1/29	3,745,000	3,737,329

Open Text Corp., 6.90%, 12/1/27(1)	3,269,000	3,381,055
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,315,000	3,286,049
		10,404,433
Specialized REITs — 0.8%
EPR Properties, 4.50%, 6/1/27	2,850,000	2,802,624
VICI Properties LP, 4.375%, 5/15/25	7,000,000	6,986,314
		9,788,938
Specialty Retail — 0.8%
Home Depot, Inc., 5.15%, 6/25/26	6,825,000	6,899,222
Lowe's Cos., Inc., 3.10%, 5/3/27	2,330,000	2,253,154
		9,152,376
Technology Hardware, Storage and Peripherals — 0.2%
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	1,932,000	1,911,998
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.95%, 2/15/29(1)	1,340,000	1,369,300
TOTAL CORPORATE BONDS (Cost $454,340,383)		456,583,291
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.0%
Private Sponsor Collateralized Mortgage Obligations — 7.2%
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, SEQ, VRN, 4.50%, 11/25/48(1)	292,506	291,725
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(1)	905,870	796,147
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(1)	717,147	629,685
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A2, SEQ, 3.08%, 7/25/49(1)	409,100	396,014
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	3,997,129	4,003,166
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	3,891,397	3,914,782
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	3,279,773	3,268,633
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	4,745,662	4,708,388
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	2,168,468	2,161,042
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	549	527
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	6,515,214	6,496,064
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	449,569	424,683
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(1)	825,977	677,957
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	3,325,906	3,094,789
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.70%, 10/25/29(1)	51,850	50,425
JP Morgan Mortgage Trust, Series 2019-5, Class A15, VRN, 4.00%, 11/25/49(1)	277,450	256,558
JP Morgan Mortgage Trust, Series 2020-5, Class A15, VRN, 3.00%, 12/25/50(1)	2,712,179	2,253,752
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	4,227,000	4,213,688
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	3,375,943	3,360,888
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	5,715,857	5,725,071
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	2,463,656	2,477,143
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	3,060,886	3,072,804
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	3,697,728	3,684,808
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	3,415,155	3,424,547
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	2,896,247	2,925,773
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	5,321,853	5,284,446
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	1,488,500	1,483,112
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	3,415,390	3,441,408
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	1,915,651	1,905,151
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	2,439,996	2,432,320
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	3,833,788	3,821,714
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.71%, 3/25/64(1)	4,351,045	4,347,376
Verus Securitization Trust, Series 2019-INV3, Class A3, SEQ, VRN, 4.10%, 11/25/59(1)	1,896,713	1,871,214
		86,895,800

U.S. Government Agency Collateralized Mortgage Obligations — 12.8%
FHLMC, Series 2021-DNA7, Class M1, VRN, 5.42%, (30-day average SOFR plus 0.85%), 11/25/41(1)	2,706,475	2,703,261
FHLMC, Series 2022-DNA3, Class M1A, VRN, 6.57%, (30-day average SOFR plus 2.00%), 4/25/42(1)	1,601,380	1,622,314
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.72%, (30-day average SOFR plus 2.15%), 9/25/42(1)	1,404,012	1,417,611
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.57%, (30-day average SOFR plus 2.00%), 6/25/43(1)	2,675,827	2,692,426
FHLMC, Series K048, Class A2, SEQ, VRN, 3.28%, 6/25/25	2,270,435	2,255,742
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	7,742,393	7,674,187
FHLMC, Series K059, Class A2, VRN, 3.12%, 9/25/26	6,678,000	6,524,606
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	10,389,000	10,108,008
FHLMC, Series K065, Class AM, SEQ, 3.33%, 5/25/27	13,100,000	12,717,506
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	6,863,587	6,637,118
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	7,000,000	6,751,676
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	13,766,000	13,281,968
FHLMC, Series K733, Class A2, SEQ, 3.75%, 8/25/25	12,213,320	12,133,930
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	11,700,302	11,556,404
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	14,197,195	13,783,307
FHLMC, Series KC02, Class A2, SEQ, 3.37%, 7/25/25	6,013,490	5,968,290
FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	18,950,000	18,785,874
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	5,012,362	4,936,606
FNMA, Series 2006-60, Class KF, VRN, 4.98%, (30-day average SOFR plus 0.41%), 7/25/36	242,856	240,058
FNMA, Series 2009-33, Class FB, VRN, 5.50%, (30-day average SOFR plus 0.93%), 3/25/37	250,592	251,742
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	8,237,309	1,464,801
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	5,086,560	826,721
FNMA, Series 2022-R03, Class 1M1, VRN, 6.67%, (30-day average SOFR plus 2.10%), 3/25/42(1)	1,343,044	1,362,055
FNMA, Series 2022-R09, Class 2M1, VRN, 7.06%, (30-day average SOFR plus 2.50%), 9/25/42(1)	1,315,784	1,342,331
FNMA, Series 2023-R04, Class 1M1, VRN, 6.86%, (30-day average SOFR plus 2.30%), 5/25/43(1)	2,248,774	2,301,497
FNMA, Series 2024-R02, Class 1M1, VRN, 5.67%, (30-day average SOFR plus 1.10%), 2/25/44(1)	2,238,828	2,242,335
FNMA, Series 2024-R03, Class 2M1, VRN, 5.71%, (30-day average SOFR plus 1.15%), 3/25/44(1)	1,881,132	1,882,061
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,707,501	383,699
		153,848,134
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $239,678,356)		240,743,934
U.S. TREASURY SECURITIES — 13.3%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29(2)	2,551,325	2,555,133
U.S. Treasury Notes, 5.00%, 8/31/25	14,000,000	14,068,499
U.S. Treasury Notes, 0.875%, 9/30/26(2)	1,000,000	943,848
U.S. Treasury Notes, 4.125%, 10/31/26	10,000,000	9,978,605
U.S. Treasury Notes, 3.375%, 9/15/27	10,000,000	9,773,759
U.S. Treasury Notes, 4.125%, 11/15/27	60,000,000	59,744,620
U.S. Treasury Notes, 4.00%, 12/15/27	64,000,000	63,510,305
TOTAL U.S. TREASURY SECURITIES (Cost $160,541,596)		160,574,769
PREFERRED STOCKS — 8.5%
Banks — 7.3%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	3,860,000	3,921,887
Banco Bilbao Vizcaya Argentaria SA, 6.50%	6,100,000	6,091,169
Banco Santander SA, 4.75%	5,000,000	4,768,812
Bank of Nova Scotia, 4.90%	3,350,000	3,323,518
Barclays PLC, 6.125%	4,990,000	4,984,494
BNP Paribas SA, 7.375%(1)	5,250,000	5,290,913
Citizens Financial Group, Inc., 5.65%	3,145,000	3,130,852
Credit Agricole SA, 8.125%(1)	3,825,000	3,906,568
Danske Bank AS, 7.00%	4,648,000	4,668,149
Fifth Third Bancorp, 4.50%	3,195,000	3,158,998
HSBC Holdings PLC, 6.375%	3,250,000	3,254,726

ING Groep NV, 5.75%	1,880,000	1,856,774
ING Groep NV, 6.50%	3,100,000	3,108,092
Intesa Sanpaolo SpA, 7.70%(1)	6,330,000	6,345,961
Lloyds Banking Group PLC, 7.50%	5,000,000	5,051,835
Macquarie Bank Ltd., 6.125%(1)	2,060,000	2,078,513
NatWest Group PLC, 6.00%	2,700,000	2,692,169
Nordea Bank Abp, 6.625%(1)	5,700,000	5,731,476
Skandinaviska Enskilda Banken AB, 5.125%	3,200,000	3,184,000
Societe Generale SA, 8.00%(1)	6,460,000	6,534,942
Standard Chartered PLC, 6.00%(1)	4,600,000	4,608,761
		87,692,609
Capital Markets — 1.0%
Deutsche Bank AG, 7.50%	5,200,000	5,201,088
Goldman Sachs Group, Inc., 7.38%	2,313,000	2,315,530
UBS Group AG, 6.875%	5,130,000	5,143,415
		12,660,033
Electric Utilities — 0.2%
Edison International, 5.375%	2,360,000	2,333,044
TOTAL PREFERRED STOCKS (Cost $102,025,098)		102,685,686
COLLATERALIZED LOAN OBLIGATIONS — 6.1%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 5.70%, (1-month SOFR plus 1.31%), 6/15/36(1)	1,027,899	1,027,570
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.86%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,937,933	1,938,311
Barings CLO Ltd., Series 2020-1A, Class BR2, VRN, 5.95%, (3-month SOFR plus 1.65%), 1/15/38(1)(3)	2,625,000	2,625,000
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 5.90%, (3-month SOFR plus 1.28%), 4/20/31(1)	898,361	899,067
BlackRock Rainier CLO VI Ltd., Series 2021-6A, Class A, VRN, 6.58%, (3-month SOFR plus 1.96%), 4/20/33(1)	3,000,000	3,035,239
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 5.74%, (3-month SOFR plus 1.08%), 10/15/31(1)	2,714,453	2,718,401
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.98%, (3-month SOFR plus 2.46%), 8/14/30(1)	2,150,000	2,158,404
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 5.67%, (3-month SOFR plus 1.15%), 8/15/31(1)	2,868,273	2,873,048
Dryden 68 CLO Ltd., Series 2019-68A, Class BRR, VRN, 6.21%, (3-month SOFR plus 1.55%), 7/15/35(1)	3,550,000	3,557,880
Eaton Vance CLO Ltd., Series 2015-1A, Class CR, VRN, 6.78%, (3-month SOFR plus 2.16%), 1/20/30(1)	5,500,000	5,510,848
Elmwood CLO IV Ltd., Series 2020-1A, Class AR, VRN, 6.09%, (3-month SOFR plus 1.46%), 4/18/37(1)	4,175,000	4,190,079
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class B, VRN0.00, (3-month SOFR plus 1.65%), 1/20/38(1)(3)	3,075,000	3,075,000
Madison Park Funding XXII Ltd., Series 2016-22A, Class CR2, VRN0.00, (3-month SOFR plus 1.95%), 1/15/38(1)(3)	6,250,000	6,250,000
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 5.74%, (3-month SOFR plus 1.12%), 10/20/29(1)	2,036,266	2,038,589
Magnetite XLI Ltd., Series 2024-41A, Class B, VRN, 5.91%, (3-month SOFR plus 1.60%), 1/25/38(1)	3,475,000	3,475,000
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)	1,400,000	1,400,000
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.83%, (3-month SOFR plus 1.50%), 1/15/38(1)	1,825,000	1,826,313
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 6.63%, (3-month SOFR plus 2.01%), 7/20/29(1)	4,250,000	4,259,408
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 5.60%, (3-month SOFR plus 1.08%), 8/8/32(1)	3,856,701	3,859,109
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.24%, (3-month SOFR plus 1.80%), 10/20/34(1)	5,700,000	5,713,827
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 6.04%, (3-month SOFR plus 1.41%), 10/18/31(1)	1,202,004	1,202,744
Wellfleet CLO Ltd., Series 2015-1A, Class CR4, VRN, 6.98%, (3-month SOFR plus 2.36%), 7/20/29(1)	10,000,000	10,018,380
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $73,429,291)		73,652,217
ASSET-BACKED SECURITIES — 5.0%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	3,545,000	3,365,964
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	921,475	871,341
Chesapeake Funding II LLC, Series 2024-1A, Class A1, SEQ, 5.52%, 5/15/36(1)	4,160,712	4,207,686
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	4,000,000	3,770,583
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	283,503	255,911
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	263,541	261,917
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	4,832,296	4,384,524

MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	427,956	416,393
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	5,000,000	4,496,822
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	4,195,525	4,215,606
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	1,727,974	1,738,890
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	3,695,953	3,745,001
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	2,435,049	2,455,528
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)	4,779,000	4,758,069
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27	1,009,625	1,011,514
SCF Equipment Leasing LLC, Series 2024-1A, Class A3, SEQ, 5.52%, 1/20/32(1)	2,675,000	2,721,328
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)	284,860	275,757
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	3,202,709	3,214,762
Tricon American Homes Trust, Series 2020-SFR2, Class C, 2.03%, 11/17/39(1)	1,800,000	1,636,273
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75%, 4/17/41(1)	3,000,000	2,920,301
Verdant Receivables LLC, Series 2024-1A, Class A2, SEQ, 5.68%, 12/12/31(1)	4,850,000	4,912,455
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, SEQ, 5.44%, 5/17/27(1)	4,075,000	4,103,631
TOTAL ASSET-BACKED SECURITIES (Cost $60,082,953)		59,740,256
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.67%, (1-month SOFR plus 2.27%), 11/15/34(1)(4)(5)	4,370,000	68,308
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 5.59%, (1-month SOFR plus 1.19%), 7/15/38(1)	3,232,502	3,236,746
FREMF Mortgage Trust, Series 2016-K54, Class B, VRN, 4.05%, 4/25/48(1)	15,773,000	15,575,645
FREMF Mortgage Trust, Series 2016-K55, Class B, VRN, 4.17%, 4/25/49(1)	11,009,000	10,861,238
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	3,575,000	3,334,766
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)	3,533,000	3,184,900
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	3,537,776	3,519,400
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	2,981,325	2,952,663
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $47,198,678)		42,733,666
EXCHANGE-TRADED FUNDS — 1.0%
Invesco Senior Loan ETF	299,700	6,314,679
SPDR Blackstone Senior Loan ETF	151,500	6,322,095
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,686,277)		12,636,774
BANK LOAN OBLIGATIONS(6) — 0.1%
Aerospace and Defense — 0.1%
TransDigm, Inc., 2024 Term Loan I, 8/24/28(7) (Cost $1,005,625)	1,000,000	1,004,325
SHORT-TERM INVESTMENTS — 5.8%
Commercial Paper(8) — 3.2%
Overwatch Alpha Funding LLC, 4.45%, 1/2/25 (LOC: Bank of Nova Scotia)(1)	38,900,001	38,890,592
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	331,543	331,543
Treasury Bills(8) — 2.5%
U.S. Treasury Bills, 4.32%, 6/12/25	2,000,000	1,963,048
U.S. Treasury Bills, 4.19%, 12/26/25	22,000,000	21,132,806
U.S. Treasury Bills, 4.29%, 11/28/25	7,000,000	6,746,386
		29,842,240
TOTAL SHORT-TERM INVESTMENTS (Cost $69,051,746)		69,064,375
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $1,220,040,003)		1,219,419,293
OTHER ASSETS AND LIABILITIES — (1.2)%		(13,930,957)
TOTAL NET ASSETS — 100.0%		$1,205,488,336

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1,756	March 2025	$361,050,064	$(451,420)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	782	March 2025	$83,130,266	$623,568
U.S. Treasury 10-Year Notes	93	March 2025	10,113,750	73,647
U.S. Treasury 10-Year Ultra Notes	14	March 2025	1,558,375	35,848
			$94,802,391	$733,063
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
LOC	–	Letter of Credit
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $503,000,033, which represented 41.7% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,565,051.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security is in default.
(5)Non-income producing.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$456,583,291	—
Collateralized Mortgage Obligations	—	240,743,934	—
U.S. Treasury Securities	—	160,574,769	—
Preferred Stocks	—	102,685,686	—
Collateralized Loan Obligations	—	73,652,217	—
Asset-Backed Securities	—	59,740,256	—
Commercial Mortgage-Backed Securities	—	42,733,666	—
Exchange-Traded Funds	$12,636,774	—	—
Bank Loan Obligations	—	1,004,325	—
Short-Term Investments	331,543	68,732,832	—
	$12,968,317	$1,206,450,976	—
Other Financial Instruments
Futures Contracts	$733,063	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$451,420	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.